Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2014	¥ 358	¥ (4)	¥ 47,131,172	¥ 15,009	¥ (376,125)	¥ (9,272,343)			¥ 37,498,067
Balance (in shares) at Dec. 31, 2014 | shares	2,793,756,650	(62,038,293)
Increase (Decrease) in Stockholders' Equity
Exercise of share-based awards		¥ 1	68,009						68,010
Exercise of share-based awards (in shares) | shares		2,694,404
Share-based compensation and vesting of share-based awards			1,193,945						1,193,945
Share-based compensation and vesting of share-based awards (in shares) | shares		7,577,725
Net loss						(9,107,940)	¥ (9,566)		(9,117,506)
Foreign currency translation adjustment					953,573		1,214		954,787
Net change in unrealized gains/(losses) on available for sale securities					(22,622)				(22,622)
Statutory reserves				40,551		(40,551)
Capital injection from non-controlling interests shareholders							146,185		146,185
Balance at Dec. 31, 2015	¥ 358	¥ (3)	48,393,126	55,560	554,826	(18,420,834)	137,833		30,720,866
Balance (in shares) at Dec. 31, 2015 | shares	2,793,756,650	(51,766,164)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares	¥ 19		9,592,239						9,592,258
Issuance of ordinary shares (in shares) | shares	144,952,250
Accretion of redeemable non-controlling interests			(444,657)						(444,657)
Exercise of share-based awards		¥ 77,496	(3,293)						74,203
Exercise of share-based awards (in shares) | shares		2,820,648
Share-based compensation and vesting of share-based awards		¥ 78,903	2,264,882						2,343,785
Share-based compensation and vesting of share-based awards (in shares) | shares		8,812,582
Repurchase of ordinary shares		¥ (5,338,276)	(543,880)						(5,882,156)
Repurchase of ordinary shares (in shares) | shares		(62,131,568)
Surrender of ordinary shares by certain shareholder | shares	(1)
Net loss						(3,362,133)	(51,591)		(3,413,724)
Foreign currency translation adjustment					943,616				943,616
Net change in unrealized gains/(losses) on available for sale securities					44,951				44,951
Statutory reserves				77,378		(77,378)
Capital injection from non-controlling interests shareholders							183,720		183,720
Balance at Dec. 31, 2016	¥ 377	¥ (5,181,880)	59,258,417	132,938	1,543,393	(21,860,345)	269,962		34,162,862
Balance (in shares) at Dec. 31, 2016 | shares	2,938,708,899	(102,264,502)
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares			737,501						737,501
Accretion of redeemable non-controlling interests			(281,021)						(281,021)
Exercise of share-based awards		¥ 259,583	(114,556)						145,027
Exercise of share-based awards (in shares) | shares		4,116,816
Share-based compensation and vesting of share-based awards		¥ 464,689	2,460,785						2,925,474
Share-based compensation and vesting of share-based awards (in shares) | shares		12,102,216
Net loss						128,764	(140,482)	$ (1,799)	(11,718)
Foreign currency translation adjustment					(822,052)				(822,052)
Net change in unrealized gains/(losses) on available for sale securities					1,120,740			172,254	1,120,740
Statutory reserves				503,028		(503,028)
Capital injection from non-controlling interests shareholders							231,055		231,055
Gain from JD Finance reorganization			14,193,481				(12,646)		14,180,835
Balance at Dec. 31, 2017	¥ 377	¥ (4,457,608)	¥ 76,254,607	¥ 635,966	¥ 1,842,081	¥ (22,234,609)	¥ 347,889	$ 8,051,997	¥ 52,388,703
Balance (in shares) at Dec. 31, 2017 | shares	2,938,708,899	(86,045,470)